Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) gain arising during period, tax	$ (39,752)	$ 36,294	$ (19,724)
Amortization of prior service credit, tax	(1,108)	(1,111)	(1,103)
Amortization of actuarial loss, tax	1,490	6,211	4,799
Amount recognized in net periodic pension cost due to settlement, tax		289	308
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 470	$ 438	$ 409